Document And Entity Information	Dec. 05, 2023
Document Information [Line Items]
Entity, Registrant Name	Skillsoft Corp.
Document, Type	8-K
Document, Period End Date	Dec. 05, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38960
Entity, Tax Identification Number	83-4388331
Entity, Address, Address Line One	7887 E. Belleview Ave, Suite 600
Entity, Address, City or Town	Greenwood Village
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80111
City Area Code	603
Local Phone Number	821-3902
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001774675
SharesOfClassACommonStock00001ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	SKIL
Security Exchange Name	NYSE
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SKILW